Investment Portfolioas of November 30, 2025 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 50.3%
DWS Emerging Markets Equity Fund "Institutional" (a)	58,522	1,334,897
DWS Equity 500 Index Fund "Institutional" (a)	43,280	7,981,233
DWS RREEF Global Infrastructure Fund "Institutional" (a)	32,639	553,885
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	51,245	384,339
DWS RREEF Real Estate Securities Fund "Institutional" (a)	17,429	379,960
DWS Small Cap Core Fund "S" (a)	10,650	564,789
Total Equity — Equity Funds (Cost $8,694,260)		11,199,103

Equity — Exchange-Traded Funds 14.7%
iShares Core MSCI Europe ETF	18,488	1,285,286
iShares MSCI Japan ETF	4,720	391,807
iShares MSCI Pacific ex Japan ETF	4,158	210,520
iShares Russell 2000 ETF	1,431	355,961
Vanguard S&P 500 ETF	1,436	902,397
Xtrackers RREEF Global Natural Resources ETF (b)	4,266	122,559
Total Equity — Exchange-Traded Funds (Cost $2,445,622)		3,268,530

Fixed Income — Bond Funds 6.6%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	9	67
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	55,645	338,323
DWS High Income Fund "Institutional" (a)	251,937	1,128,679
Total Fixed Income — Bond Funds (Cost $1,387,678)		1,467,069

Fixed Income — Exchange-Traded Funds 26.4%
iShares Core International Aggregate Bond ETF	11,370	588,511
iShares GNMA Bond ETF	29,582	1,324,386
iShares JP Morgan USD Emerging Markets Bond ETF	7,554	730,698
iShares U.S. Treasury Bond ETF	46,271	1,076,726
VanEck JP Morgan EM Local Currency Bond ETF	6,363	162,893
Vanguard Intermediate-Term Corporate Bond ETF	23,585	1,994,112
Total Fixed Income — Exchange-Traded Funds (Cost $5,652,209)		5,877,326

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.52% (c), 8/6/2026 (d) (Cost $111,041)	113,800	111,039

	Shares	Value ($)

Fixed Income — Money Market Funds 1.4%
DWS Central Cash Management Government Fund, 4.00% (a) (e), 1/1/2030 (Cost $317,272)	317,272	317,272

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,608,082)	99.9	22,240,339
Other Assets and Liabilities, Net	0.1	15,952
Net Assets	100.0	22,256,291
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2025 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Equity — Equity Funds 50.3%
DWS Emerging Markets Equity Fund “Institutional” (a)
1,134,217	95,000	—	—	105,680	—	—	58,522	1,334,897
DWS Equity 500 Index Fund “Institutional” (a)
7,509,456	18,286	—	—	453,491	18,286	—	43,280	7,981,233
DWS RREEF Global Infrastructure Fund “Institutional” (a)
650,201	3,924	115,000	5,082	9,678	3,924	—	32,639	553,885
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
749,936	—	385,000	25,732	(6,329)	—	—	51,245	384,339
DWS RREEF Real Estate Securities Fund “Institutional” (a)
53,097	330,332	—	—	(3,469)	332	—	17,429	379,960
DWS Small Cap Core Fund “S” (a)
586,409	—	—	—	(21,620)	—	—	10,650	564,789
Equity —Exchange-Traded Funds 0.6%
Xtrackers RREEF Global Natural Resources ETF (b)
114,709	—	—	—	7,850	855	—	4,266	122,559
Fixed Income — Bond Funds 6.6%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
66	—	—	—	1	1	—	9	67
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
320,269	5,733	—	—	12,321	5,733	—	55,645	338,323
DWS High Income Fund “Institutional” (a)
1,109,695	18,982	—	—	2	18,982	—	251,937	1,128,679
Fixed Income — Money Market Funds 1.4%
DWS Central Cash Management Government Fund, 4.00% (a) (e)
24,074	1,580,551	1,287,353	—	—	3,623	—	317,272	317,272
12,252,129	2,052,808	1,787,353	30,814	557,605	51,736	—	842,894	13,106,003

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At November 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At November 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	3/31/2026	4	835,635	835,437	(198)
5 Year U.S. Treasury Note	USD	3/31/2026	11	1,207,191	1,207,422	231
E-Mini S&P 500 Index	USD	12/19/2025	2	667,494	685,950	18,456
U.S. Treasury Long Bond	USD	3/20/2026	1	117,253	117,438	185
Ultra Long U.S. Treasury Bond	USD	3/20/2026	3	361,860	362,813	953
Total net unrealized appreciation						19,627
At November 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2026	10	1,132,396	1,133,438	(1,042)
3 Year U.S. Treasury Note	USD	3/31/2026	2	427,176	427,266	(90)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2026	8	927,979	929,625	(1,646)
Total unrealized depreciation						(2,778)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,199,103	$—	$—	$11,199,103
Equity — Exchange-Traded Funds	3,268,530	—	—	3,268,530
Fixed Income — Bond Funds	1,467,069	—	—	1,467,069
Fixed Income — Exchange-Traded Funds	5,877,326	—	—	5,877,326
Government & Agency Obligations	—	111,039	—	111,039
Fixed Income — Money Market Funds	317,272	—	—	317,272
Derivatives (a)
Futures Contracts	19,825	—	—	19,825
Total	$22,149,125	$111,039	$—	$22,260,164

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(2,976)	$—	$—	$(2,976)
Total	$(2,976)	$—	$—	$(2,976)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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